CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from (used in) operating activities:
Net earnings	$ 400,865	$ 533,580
Adjustments for:
Depreciation and amortization (note 20)	138,202	121,644
Non-cash restructuring (recoveries) costs related to property, plant and equipment (PP&E), right-of-use assets, and computer software (note 17)	(10,948)	18,142
Impairment reversal	0	(40,770)
Cash settled share-based awards in connection with outgoing executives' termination benefits	(15,396)	0
Gain on disposal of PP&E and right-of-use assets	(212)	(24,584)
Share-based compensation	64,529	26,957
Deferred income taxes (note 19)	12,665	10,147
Other (note 22)	(22,396)	(14,042)
Other adjustments to reconcile profit (loss)	(65,921)	(84,468)
Cash flows from (used in) operating activities	501,388	546,606
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(145,332)	(203,289)
Purchase of intangible assets	(5,020)	(4,720)
Proceeds from sale and leaseback, disposal of assets held for sale and other disposals of PP&E	38,236	53,151
Cash flows from (used in) investing activities	(112,116)	(154,858)
Cash flows from (used in) financing activities:
Decrease in amounts drawn under revolving long-term bank credit facility	(235,000)	(95,000)
Proceeds from term loan (note 11)	300,000	0
Payment of notes (note 11)	0	(150,000)
Proceeds from issuance of Senior unsecured notes (note 11)	500,000	0
Proceeds from delayed draw term loan (note 11)	0	300,000
Payment of lease obligations (note 9(b))	(15,244)	(24,894)
Dividends paid	(133,469)	(131,797)
Proceeds from the issuance of shares	6,865	55,086
Repurchase and cancellation of shares (note 13(d))	(755,608)	(360,479)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(27,693)	(26,228)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(19,202)	(19,470)
Cash flows from (used in) financing activities	(379,351)	(452,782)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(764)	259
Net increase (decrease) in cash and cash equivalents during the fiscal year	9,157	(60,775)
Cash and cash equivalents, beginning of fiscal year	89,642	150,417
Cash and cash equivalents, end of fiscal year	98,799	89,642
Cash paid (included in cash flows from operating activities):
Interest	78,227	66,398
Income taxes, net of refunds	$ 47,949	$ 24,340